Cover Page	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2026
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-52596
Entity Tax Identification Number	30-0309068
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001327978
Amendment Flag	false